SHARE CAPITAL - Disclosure of Detailed Information About Options, Valuation Assumptions (Details) - Years	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Risk-free interest rate (%)	2.16%	1.04%
Expected life (years)	5.91	5.93
Expected volatility (%)	49.00%	49.00%
Expected dividend yield (%)	1.64%	0.10%